Acquisitions and divestitures (Tables)	6 Months Ended
Jun. 30, 2021
Acquisitions and divestitures
Summary of fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition

June 22, 2021
Acquired assets
Cash and cash equivalents	172
Inventory, recoverable tax and other assets	423
Intangible	2,219
Property, plant and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value (ii)	2,429

Pre-existing relationship (Loans receivable from NLC)	859
Loss on pre-existing relationship	(771)
2,517

Cash consideration	2,517
(-) Balances acquired
Cash and cash equivalents	172
Net cash outflow	2,345

(i) Of this amount, US$441 was allocated to property, plant and equipment and US$791 was allocated to intangible and the remaining amount was allocated to other assets.

(ii) The fair value was assessed using the fair value less costs of disposal model, through discounted cash flow techniques, which is classified as “level 3” in the fair value hierarchy. The cash flows were discounted by using a post-tax discount rate expressed in real terms, which represents an estimate of the rate that a market participant would apply having regard to the time value of money and the asset’s specific risk.